N-2 $ in Millions	Feb. 24, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 24, 2026 (“
Closing Date
”), PennantPark CLO VIII, LLC (the “
Issuer
”), a wholly-owned and consolidated subsidiary of PennantPark Floating Rate Capital Ltd. (the “
Company
”), closed the refinancing and upsize of a four-year reinvestment period, twelve-year final maturity $356.5 million debt securitization in the form of a collateralized loan obligation (the “
CLO Reset Transaction
”).
The CLO Reset Transaction was executed through: (A) the issuance by the Issuer of the following classes of notes pursuant that certain indenture, dated February 22, 2024 (the “
Original Closing Date
”), by and between the Issuer and Wilmington Trust, National Association, as amended by the supplemental indenture, dated February 24, 2026, the “
Indenture
”): (i) $123 million of
A-1-R
Notes, which bear interest at the three-month secured overnight financing rate (“
SOFR
”) plus 1.43%, (ii) $14 million of
A-2-R
Notes, which bear interest at three-month SOFR plus 1.60%, (iii) $26.25 million of
Class B-R
Notes, which bear interest at three-month SOFR plus 1.75%,(iv) $24.5 million of
C-R
Notes, which bear interest at three-month SOFR plus 2.15% and (v) $19.25 million of
D-R
Notes, which bear interest at three-month SOFR plus 3.20% (collectively, the “
Secured Notes
”), (B) the issuance by the Issuer of $5.9 million of subordinated notes pursuant to the Indenture (the “
Additional Subordinated Notes
” and, collectively with the $63.55 million in aggregate principal amount of Subordinated Notes issued on the Original Closing Date and the Secured Notes, the “
Replacement Notes
”) and (C) the borrowing by the Issuer of $80.0 million of
Class A-1-R
Loans, which bear interest at three-month SOFR plus 1.43% (the “
Class
 A-1-R
Loans
” and, together with the Replacement Notes, the “
Replacement Debt
”), pursuant to a credit agreement, dated as of the Closing Date (the “
Credit Agreement
”), by and between the Issuer, the various financial institutions and other persons party thereto, as lenders and Wilmington Trust, National Association, as loan agent and as trustee.
The Replacement Debt matures in April 2038. The Replacement Debt was 100% funded at closing. The obligations of the Issuer under the Replacement Debt are non-recourse
to the Company. The Company will retain the Subordinated Notes through a consolidated subsidiary.
The Replacement Notes offered as part of the term CLO Reset Transaction have not been and will not be registered under the Securities Act of 1933, as amended (the “
Securities Act
”), or any state “blue sky” laws, and may not be offered or sold in the United States absent registration under Section 5 of the Securities Act or an applicable exemption from such registration requirements
As part of the CLO Reset Transaction, on the Closing Date, the Company and the Issuer also amended and restated the master loan sale agreement, originally dated as of the February 22, 2024 (as amended, the “
Amended and Restated Master Loan Sale Agreement
”), by and between the Company and the Issuer, which provided for the sale and contribution of approximately $265 million par amount of middle market loans from the Company to the Issuer on the Original Closing Date and for future sales and contributions, as applicable, from the Company to the Issuer on an ongoing basis. Such loans constituted part of the initial portfolio of assets securing the Replacement Debt (other than the Subordinated Notes). The Company made customary representations, warranties, and covenants to the Issuer pursuant to the Amended and Restated Master Loan Sale Agreement.
The Company will continue to serve as portfolio manager to the Issuer pursuant to an Amended and Restated Collateral Management Agreement, dated as of the Closing Date (the “
Collateral Management Agreement
”), between the Company and the Issuer. For so long as the Company serves as portfolio manager, the Company will elect to irrevocably waive any base management fee or subordinated interest to which it may be entitled under the Collateral Management Agreement.
The description of the second supplemental indenture, the Credit Agreement, Amended and Restated Master Loan and Sale Agreement and the Amended and Restated Collateral Management Agreement contained in this Current Report on Form
8-K
do not purport to be complete and are qualified in their entirety by reference to the full text of the second supplemental indenture, the Credit Agreement, the Amended and Restated Master Loan and Sale Agreement and the Amended and Restated Collateral Management Agreement attached hereto as Exhibits 10.1, 10.2, 10.3 and 10.4, respectively.

Long Term Debt, Principal	$ 356.5
Long Term Debt, Dividends and Covenants [Text Block]	As part of the CLO Reset Transaction, on the Closing Date, the Company and the Issuer also amended and restated the master loan sale agreement, originally dated as of the February 22, 2024 (as amended, the “
Amended and Restated Master Loan Sale Agreement
”), by and between the Company and the Issuer, which provided for the sale and contribution of approximately $265 million par amount of middle market loans from the Company to the Issuer on the Original Closing Date and for future sales and contributions, as applicable, from the Company to the Issuer on an ongoing basis. Such loans constituted part of the initial portfolio of assets securing the Replacement Debt (other than the Subordinated Notes). The Company made customary representations, warranties, and covenants to the Issuer pursuant to the Amended and Restated Master Loan Sale Agreement.